As filed with the Securities and Exchange Commission on December 1, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22860

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
25 DeForest Avenue
Summit, NJ  07901
908-273-6321

Matthew Stadtmauer, Chief Executive Officer
Pine Grove Alternative Institutional Fund
25 DeForest Avenue
Summit, NJ  07901

Date of fiscal year end: March 31

Date of reporting period: April 1, 2014 – September 30, 2014

ITEM 1. REPORT TO STOCKHOLDERS.

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
STATEMENT OF ASSETS AND LIABILITIES
AS OF SEPTEMBER 30, 2014

ASSETS

Total investments in Private Investment Funds, at fair value (Cost $75,035,284)	$77,867,231
Cash	661,426
Receivable from shareholder subscriptions received in advance	5,089,900
Receivable from investments sold	2,272,790
Prepaid expenses	29,630
Offering costs	60,060
Total Assets	85,981,037

LIABILITIES

Repurchase of shares payable	2,135,401
Accrued Liabilities:
Management fees	136,273
Fund services fees	8,089
Trustees’ fees and expenses	68
Other expenses	45,986
Total Liabilities	2,325,817

NET ASSETS	$83,655,220

COMPONENTS OF NET ASSETS
Paid-in capital	$81,418,203
Accumulated net investment loss	(729,694)
Accumulated net realized gain on investments in Private Investment Funds	134,764
Net unrealized appreciation on investments in Private Investment Funds	2,831,947
NET ASSETS	$83,655,220

SHARES OUTSTANDING (200,000 shares authorized, $0.001 par value)	80,328.10

NET ASSET VALUE PER SHARE	$1,041.42

See Accompanying Notes to Financial Statements.                                     1

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2014

				Fair Value	Redemptions
Portfolio Funds	Shares	Cost	Fair Value	as a % of Net Assets	Permitted	Notice Period (Days)

Private Investment Funds
Convertible Arbitrage
Aristeia International, Ltd.	4,128	$4,542,245	$4,573,142	5.5%	Quarterly	60
Basso Investors, Ltd.	2,366	4,540,704	4,595,476	5.5	Quarterly	60
Whitebox Concentrated Convertible Arbitrage Fund, Ltd.	3,466	4,136,614	4,342,319	5.2	Quarterly	60
		13,219,563	13,510,937	16.2
Distressed - Corporate
Contrarian Capital Senior Secured Offshore Fund, Ltd.	13,990	4,051,129	4,129,517	4.9	Quarterly	90
Halycon Senior Loan Fund II Offshore, Ltd.	1,378	1,423,728	1,483,611	1.8	Quarterly	90
Serengeti Segregated Portfolio Company, Ltd.	569	598,858	682,068	0.8	Annually	85
Silver Point C&I Opportunity Fund II, Ltd.	39	49,073	55,406	0.1	Other*
Silver Point Capital Offshore Fund, Ltd.	217	2,171,482	2,284,572	2.7	Annually	90
Sound Point Beacon Offshore Fund, Ltd.	833	899,996	1,091,948	1.3	Semi-Annually	90
		9,194,266	9,727,122	11.6
Distressed - Structured Products
Candlewood Structured Credit Harvest Fund, Ltd.	285	3,507,778	3,808,670	4.5	Quarterly	90
DoubleLine Opportunistic Income Fund, Ltd.	3,664	4,156,043	4,501,147	5.4	Monthly	45
Halcyon Offshore Asset-Backed Value Fund Ltd.	2,477	3,322,325	3,447,859	4.1	Quarterly	90
Libremax Offshore Fund, Ltd.	3,587	4,274,452	4,600,680	5.5	Quarterly	90
Metacapital Mortgage Value Fund, Ltd.	3,258	3,562,067	3,779,167	4.5	Quarterly	60
Tilden Park Offshore Investment Fund, Ltd.	2,604	3,155,721	3,502,226	4.2	Quarterly	90
Tourmalet Matawin Offshore Fund, LP	74,088	73,022	71,863	0.1	Other*
		22,051,408	23,711,612	28.3
Hedged Credit
Anchorage Capital Partners Offshore, Ltd.	3,942	4,036,302	4,274,735	5.1	Annually	90
Fir Tree Capital Opportunity Fund II, Ltd.	299	2,984,866	3,144,817	3.8	Quarterly/ Annually	60
King Street Capital, Ltd.	14,493	2,235,304	2,370,904	2.8	Quarterly	65
Luxor Capital Partners Offshore, Ltd.	2,691	2,942,887	2,857,528	3.4	Quarterly	90
Reef Road Fund, Ltd.	1,750	1,750,000	1,722,498	2.1	Quarterly	90
Saba Capital Offshore Fund, Ltd.	1,632	1,655,843	1,514,996	1.8	Quarterly	65
Southpaw Credit Opportunity Fund (FTE), Ltd.	19,622	2,561,786	2,652,365	3.2	Quarterly	60
Whitebox Credit Arbitrage Fund, Ltd.	2,601	3,043,269	3,199,849	3.8	Quarterly	60
Wingspan Overseas Fund, Ltd.	2,750	2,750,000	2,669,839	3.2	Quarterly	90
		23,960,257	24,407,531	29.2

See Accompanying Notes to Financial Statements.                      2

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2014

					Redemptions
Portfolio Funds	Shares	Cost	Fair Value	Fair Value as a % of Net Assets	Permitted	Notice Period (Days)

Long/Short Equity
Dirigo, Ltd.	27,862	$3,121,080	$3,066,648	3.7%	Quarterly	45
Rosemont Offshore Fund, Ltd.	2,703	3,436,687	3,390,435	4.0	Quarterly	60
		6,557,767	6,457,083	7.7

Other
Halcyon Structured Opportunities Offshore Fund, Ltd.	14	5,683	6,268	-	Other*
Harbringer Class L Holdings (Cayman), Ltd.	1	4,018	4,254	-	Other*
Harbringer Class PE Holdings (Cayman), Ltd.	107	40,108	40,144	0.1	Other*
Longacre International II, Ltd.	1	1,509	1,405	-	Other*
Marathon Overseas Liquidating Fund	215	705	875	-	Other*
		52,023	52,946	0.1

Total Private Investment Funds		$75,035,284	$77,867,231	93.1%
Other Assets & Liabilities, Net			5,787,989	6.9%
Net Assets			$83,655,220	100.0%

*	The private investment funds do not have set redemption time frames but are liquidating investments and making distributions as underlying investments are sold.

Portfolio Holdings (% of Net Assets)
Private Investment Funds
Convertible Arbitrage	16.2%
Distressed – Corporate	11.6
Distressed - Structured Products	28.3
Hedged Credit	29.2
Long/Short Equity	7.7
Other	0.1
Other Assets and Liabilities, Net	6.9
Total	100.0%

See Accompanying Notes to Financial Statements.                      3

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
STATMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014

Investment Income
Interest income	$1,264

Expenses
Management fees	316,596
Offering costs amortized	120,121
Fund services fees	44,715
Trustees’ fees and expenses	18,126
Professional fees	44,677
Custodian fees	20,092
Registration fees	8,262
Miscellaneous expenses	41,779
Total expenses	614,368
Expenses reimbursed by Investment Adviser	(86,708)
Net expenses	527,660

NET INVESTMENT LOSS	(526,396)

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS IN PRIVATE INVESTMENT FUNDS
Net realized gain on investments in Private Investment Funds	52,782
Net change in unrealized appreciation on investments in Private Investment Funds	1,222,812
Net realized and unrealized gain from investments in Private Investment Funds	1,275,594

NET INCREASE IN NET ASSETS FROM OPERATIONS	$749,198

See Accompanying Notes to Financial Statements.                         4

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2014	January 1, 2014* through March 31, 2014
OPERATIONS
Net investment loss	$(526,396)	$(203,298)
Net realized gain on investments in Private Investment Funds	52,782	81,982
Net change in unrealized appreciation on investments in Private Investment Funds	1,222,812	1,609,135
Increase in net assets resulting from operations	749,198	1,487,819

CAPITAL SHARE TRANSACTIONS
Shares issued in conversion (Note 1)	-	44,760,197
Sale of shares	26,776,907	11,916,500
Reinvestment of distributions	-	-
Repurchase of shares	(2,135,401)	-
Increase in net assets resulting from capital share transactions	24,641,506	56,676,697
Increase in net assets	25,390,704	58,164,516

NET ASSETS
Beginning of period	58,264,516	100,000
End of period (including accumulated net investment loss of $729,694 and $203,298, respectively)	$83,655,220	$58,264,516

SHARE TRANSACTIONS
Beginning of period	56,665.80	100.00
Shares issued in conversion (Note 1)	-	44,760.20
Sale of shares	25,712.77	11,805.60
Reinvestment of distributions	-	-
Repurchase of shares	(2,050.47)	-
End of period	80,328.10	56,665.80

*  Commencement of operations.

See Accompanying Notes to Financial Statements.                         5

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014

Cash Flows From Operating Activities
Net increase in net assets from operations		$749,198
Adjustments to reconcile net increase in net assets from
operations to net cash used in operating activities:
Purchase of investments	$(23,062,421)
Proceeds from sale of investments	804,397
Net realized gain from sale of investments	(52,782)
Net change in unrealized appreciation on investments	(1,222,812)
Increase in operating assets and liabilities:
Receivable from shareholder subscriptions received in advance	(5,089,900)
Receivable from investments sold	(516,882)
Prepaid expenses	(15,887)
Expense reimbursement from Investment Adviser	62,159
Offering costs	120,121
Repurchase of shares payable	2,135,401
Management fees payable	14,133
Fund services fees payable	872
Trustees’ fees and expenses payable	68
Other expenses payable	2,160
	(26,821,373)
Total Adjustments		(26,821,373)

Net Cash Used In Operating Activities		(26,072,175)

Cash Flows From Financing Activities
Sale of shares	26,776,907
Repurchase of shares	(2,135,401)
	24,641,506

Net Cash Provided By Financing Activities		24,641,506

Net Decrease in Cash		$(1,430,669)

Cash - Beginning of Period		2,092,095

Cash - End of Period		$661,426

See Accompanying Notes to Financial Statements.                      6

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout the period.

	Six Months Ended September 30, 2014		January 1, 2014* through March 31, 2014
NET ASSET VALUE, Beginning of Period	$ 1,028.21		$ 1,000.00
INVESTMENT OPERATIONS
Net investment loss (b)	(7.80)		(3.82)
Net realized and unrealized gain	21.01		32.03
Total from investment operations	13.21		28.21

NET ASSET VALUE, End of Period	$ 1,041.42		$ 1,028.21

TOTAL RETURN	1.28	%(c)	2.82	%(c)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$ 83,655		$ 58,265
Ratios to Average Net Assets:
Net investment loss (e)	(1.50)	%(d)	(1.50)	%(d)
Net expense (e)	1.50	%(d)	1.50	%(d)
Gross expense (e)(f)	1.75	%(d)	2.36	%(d)
PORTFOLIO TURNOVER RATE	1	%(c)	3	%(c)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Does not include the expenses of other Private Investment Funds in which the Master Fund invests.
(f)	Reflects the expense ratio excluding any expense reimbursements by Investment Adviser.

See Accompanying Notes to Financial Statements.                         7

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2014

Note 1. Organization

Pine Grove Alternative Institutional Fund (the “Master Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed end management investment company (the “Trust”), formed on June 21, 2013.  The Master Fund is offering on a continuous basis up to 200,000 shares of beneficial interest at net asset value per share.  Pine Grove Alternative Fund (the “Feeder Fund”) invests substantially all of its assets in the Master Fund.  As of September 30, 2014, the Feeder Fund represented 7.3% of the Master Fund’s net assets. The Master Fund’s investment objective is to seek long-term capital appreciation.  On October 9, 2013, the Fund was initially seeded through the sale of 100 shares for $100,000.  The Master Fund commenced operations on January 1, 2014, after it acquired the net assets of Pine Grove Institutional Partners II Ltd. (the “Partnership”), in exchange for Master Fund shares in the amount of $44,760,197.

The investment adviser of the Master and the Feeder Fund is Pine Grove Asset Management LLC (the “Investment Adviser”), a registered investment adviser with the U.S. Securities Exchange Commission (“SEC”) and a registered commodity pool operator with the Commodity Futures Trading Commission (“CFTC”).  The Board of Trustees (the “Board” and each member a “Trustee”) of the Master and the Feeder Fund supervises the conduct of the Master Fund’s and Feeder Fund’s affairs and pursuant to an investment advisory agreement, has engaged the Investment Adviser to manage the Master Fund’s and Feeder Fund’s day-to-day investment activities.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Master Fund:

Security Valuation – The valuation of the Master Fund’s investments is reviewed monthly by the valuation committee (“Valuation Committee”).  The value of the Master Fund’s net assets is determined as of the close of the Master Fund’s business at the end of each month. The Board of Trustees (the “Board”) has approved procedures pursuant to which the Master Fund values its investments in private investment funds (commonly referred to as hedge funds) (“Private Investment Funds”) at fair value, which ordinarily will be the value provided to the Master Fund by the Private Investment Funds’ administrators or investment managers from time to time, usually monthly. In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund’s valuation policies and reported at the time of the Master Fund’s valuation. Because most Private Investment Funds’ administrators or investment managers will provide the Master Fund with their determinations of the month-end net asset value of their Private Investment Funds after the relevant month-end, the Master Fund expects to calculate its month-end net asset value and net asset value per share within 30 calendar days following the relevant month-end. In the event that an Investment Fund does not report a month-end value to the Master Fund on a timely basis, the Master Fund would determine the fair value of such Investment Fund based on the most recent final or estimated value reported by the Investment Fund, as well as any other relevant information available at the time the Master Fund values its portfolio.

The Master Fund accounts for its investments in Private Investment Funds in accordance with relevant authoritative guidance, which defines fair value, establishes a framework for measuring fair value, and requires disclosures about fair value measurements.  The Master Fund’s investments in Private Investment Funds are reflected in the Statement of Assets and Liabilities at fair value, with changes in unrealized gains (losses) resulting from changes in fair value reflected on the Statement of Operations as “Net change in unrealized appreciation of investments in Private Investment Funds.”  Fair value is the

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2014

amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants (i.e., the exit price).  Transfers of investments in Private Investment Funds between different levels of the fair value hierarchy are recorded based on the fair value of such investments as of the end of the reporting period.

Relevant authoritative guidance permits the Master Fund, as a practical expedient, to measure the fair value of its investments in Private Investment Funds on the basis of the net asset value per share of such investments (or the equivalent) if the net asset value per share of such investments (or the equivalent) is calculated in a manner consistent with the measurement principles of applicable authoritative guidance as of the Master Fund’s reporting date.  The fair value of the Master Fund’s investments in Private Investment Funds is based on the information provided by such Private Investment Funds’ management, which reflects the Master Fund’s share of the fair value of the net assets of such Private Investment Funds (i.e., the practical expedient is used).  If the Valuation Committee determines, based on its own due diligence and investment valuation procedures, that the valuation for any of the Master Fund’s investments in Private Investment Funds shall no represent value, such investment may be fair valued by the Valuation Committee using other suitable independent sources.  As of September 30, 2014, no investments were internally fair valued by the Valuation Committee.

The Master Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Master Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets

Level 2 — Inputs are quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active, and inputs other than quoted prices that are observable (such as models or other valuation methodologies). The Master Fund’s investments in Private Investment Funds which are generally included in this category include investments in Private Investment Funds where the Master Fund has the ability to withdraw at the net asset value per share (or its equivalent) at September 30, 2014 or within three months thereafter, under normal market conditions, and there are no other potential liquidity restrictions, such as redemption gates or suspensions.

Level 3 – Inputs are unobservable for the asset and include situations where there is little, if any, market activity for the asset as of the measurement date.  Investments in Private Investment Funds that are currently subject to liquidity restrictions that will not be lifted within three months of the measurement date will be considered level 3.

	Level 1	Level 2	Level 3	Total
Private Investment Funds
Convertible Arbitrage (a)	$-	$11,339,778	$2,171,159	$13,510,937
Distressed – Corporate (b)	-	3,215,566	6,511,556	9,727,122
Distressed - Structured Products (c)	-	10,693,035	13,018,577	23,711,612
Hedged Credit (d)	-	3,930,168	20,477,363	24,407,531
Long/Short Equity (e)	-	6,457,083	-	6,457,083
Other (f)	-	-	52,946	52,946
Total	$-	$35,635,630	$42,231,601	$77,867,231

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2014

(a)
Convertible Arbitrage: Convertible Arbitrage is a strategy that entails purchasing convertible securities (convertible bonds or preferred stock) and hedging the equity risk by shorting the underlying common stock. Some managers attempt to hedge other risks associated with Convertible Arbitrage, such as interest rate risk and credit risk. One of the main risks in this strategy is the possibility of losses in the portfolio of long (or short) positions that are not offset by corresponding gains in the portfolio of short (or long) positions.

(b)
Distressed – Corporate: Distressed Corporate managers typically invest in the senior, secured, and/or liquidating debt of companies in financial distress and/or those entering or exiting bankruptcy. These investments can result in substantial or total loss due to business and financial risks but this is often mitigated by collateral coverage. Distressed investing is often associated with relative illiquidity, reduced transparency, and valuation involving significant management judgment.

(c)
Distressed – Structured Products: Distressed Structured Products managers buy pools of assets that have been securitized (bonds backed by the cashflows from these assets). Often this includes pools of mortgages that are not guaranteed by the government. It may also include pools of leveraged loans, commercial real estate, student loans and other kinds of assets. Usually the pools were once rated investment grade but the assets turned out to be of worse quality than the first investors originally thought they would be. Some managers may also buy agency derivatives. One of the main risks in this strategy is the possibility of losses in the portfolio of long positions if the manager assumptions regarding prepayments, defaults, recovery, etc. prove to be too aggressive. Also, agency derivatives in particular are very sensitive to borrower prepayment rates as well as the level of short term interest rates.

(d)
Hedged Credit: Hedged Credit managers typically take long and short positions in fixed income instruments of companies across the credit spectrum. Some also buy Structured Products. These managers may also buy equities, usually in companies that have some issue (e.g., they just came out of bankruptcy) or are otherwise difficult to understand. These managers hedge by shorting stocks and bonds that they think have a lot more downside than upside, even if only during a crisis. One of the main risks in this strategy is the possibility of losses in the portfolio of long (or short) positions that are not offset by corresponding gains in the portfolio of short (or long) positions due to incorrect analysis of idiosyncratic factors.

(e)
Long/Short Equity: Long/Short Equity managers attempt to buy undervalued equities and short overvalued equities. Managers selected for investment by the Investment Manager typically attempt to be either market neutral or have low net exposure to the equity markets. In this way, the manager is not relying on the market going up or down to make money. One of the main risks in this strategy is the possibility of losses in the portfolio of long (or short) positions that are not offset by corresponding gains in the portfolio of short (or long) positions. Short selling creates additional risk of limited upside and unlimited downside.

(f)
Other: Other represents investments in private investment funds for which the Master Fund expects to receive the redemption proceeds upon sale of the underlying investments. The Master Fund has redeemed from these private investment funds and has received a majority of the redemption proceeds. The current portfolio of underlying investments held by such private investment companies is illiquid in nature and is not necessarily indicative of the active investment strategies of such private investment funds.

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2014

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Private Investment Funds
	Convertible Arbitrage	Distressed - Corporate	Distressed - Structured Products	Hedged Credit	Other
Balance as of 03/31/14	$1,639,429	$5,524,710	$7,908,797	$10,141,397	$68,081
Purchases	500,000	1,064,141	6,025,000	6,736,209	-
Sales	-	(327,852)	(4,116)	(584)	(15,977)
Net Realized Gain/Loss	-	23,618	(1,446)	136	(407)
Transfers into Level 3	-	-	-	2,745,385	-
Transfers out of Level 3	-	-	(1,422,858)	(81,459)	-
Change in Unrealized Appreciation/ Depreciation1	31,730	226,939	513,200	936,279	1,249
Balance as of 09/30/14	$2,171,159	$6,511,556	$13,018,577	$20,477,363	$52,946

1
The change in unrealized appreciation/(depreciation) also represents the change in unrealized appreciation/(depreciation) for investments still held at September 30, 2014 as reflected in  net change in unrealized appreciation on investments in Private Investment Funds in the accompanying statement of operations.

There were no transfers between Level 1 and Level 2 for the period ended September 30, 2014. Transfers in and transfers out are generally due to the change in liquidity terms of Private Investment Funds and are recognized as of the end of the reporting period.

Strategy	Fair Value2	Liquidation and Underlying Fund Side Pocket Investment3 (A)	Redemptions in Restriction Period4 (B)	Range of Redemption Restriction Period. (Months)	Total (A)+(B)
Convertible Arbitrage	$2,171,159	$-	$2,171,159	N/A	$2,171,159
Distressed – Corporate	6,511,556	70,041	6,441,515	3 – 17	6,511,556
Distressed - Structured Products	13,018,577	71,863	12,946,714	3 – 11	13,018,577
Hedged Credit	20,477,363	-	20,477,363	3 – 11	20,477,363
Other	52,946	52,946	-	N/A	52,946
Total	$42,231,601	$194,850	$42,036,751		$42,231,601

2	No unfunded commitments as of September 30, 2014.

3
Amounts represent Private Investment Funds which are in liquidation/harvest period and side pocket investments in certain underlying investment funds. For such investments, redemptions are permitted only upon liquidation or deemed realization of the underlying assets of the Private Investment Funds.

4
Investments in Private Investment Funds that cannot be redeemed and the range of remaining redemption restriction period as per the Private Investment Fund's governing legal documents is disclosed.  The remaining restriction period for various investments may be less than as noted above depending on the investment timing.

Investment Transactions, Investment Income and Realized and Unrealized Gain and Loss – Investment transactions are accounted for on a trade date basis. Income and expenses, including interest, are recorded on an accrual basis.

The net realized gain or losses from investments in Private Investment Funds are recorded when the Master Fund redeems or partially redeems its interest in the Private Investment Funds or receives distributions in excess of return of capital.  Realized gains and losses from redemptions of investments are calculated using the identified cost of investments sold.

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2014

Distributions to Shareholders – Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions paid by the Master Fund will be reinvested in additional shares of the master Fund unless a shareholder elects not to reinvest its shares.  Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Master Fund, timing differences and differing characterizations of distributions made by the Master Fund.

Federal Taxes – The Master Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all its net investment income and capital gains, if any, the Master Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required.

The Master Fund is required to determine whether its tax positions are more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position.  The tax benefit recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authorities.  Based on its analysis, the Master Fund has determined that it has not incurred any liability for unrecognized tax benefits as of September 30, 2014 that would require recognition, de-recognition or disclosure.  The Master Fund does not expect that its assessment regarding unrecognized tax benefits will materially change over the next twelve months.  However, the Master Fund’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions, compliance with U.S. federal, U.S. state and foreign tax laws, and changes in the administrative practices and precedents of the relevant taxing authorities. Generally, the Master Fund is subject to income tax examinations by major taxing authorities during the period since its inception.

Offering Costs – Expenses incurred in connection with establishing the Master Fund aggregated $281,476.  Offering costs incurred by the Master Fund are treated as deferred charges until operations commenced and thereafter are amortized over a twelve-month period using the straight line method.

Commitments and Contingencies – In the normal course of business, the Master Fund enters into contracts that provide general indemnifications by the Master Fund to the counterparty to the contract. The Master Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Master Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 3. Risks

An investment in the Master Fund should be considered a speculative investment that entails a high degree of risk.  It is possible that an investor may lose some or all of its investment and that the Master Fund may not achieve its investment objective. The Master Fund is classified as non-diversified and may invest a significant portion of its assets in Private Investment Funds and the Master Fund may be susceptible to the economic and regulatory factors affecting these Private Investment Funds and/or the fund industry.

The Private Investment Funds invest in a variety of different assets and employ a number of different strategies which in turn subject their investors, including the Master Fund, to certain risks including those associated with: (1) investing in equities, fixed income securities, convertible securities, derivatives, commodities, mortgage-backed securities, currencies and foreign securities; (2) participating in short sale transactions; and (3) employing arbitrage and leverage.  The Master Fund may also implement leverage and invest directly in derivatives which will directly expose the Master Fund to the risks associated with the employment of leverage and investments in derivatives.

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2014

The Master Fund may make additional investments and effect withdrawals from the Private Investment Funds only at certain specific times and may not be able to withdraw its investment in an Investment Fund promptly after it has made a decision to do so. This may result in a loss to the Master Fund and adversely affect its investment return. The Master Fund's inability to withdraw an investment in an Investment Fund may also prevent the Master Fund from making an offer to repurchase shares. Master Fund shareholders do not have the right to require the Master Fund to redeem or repurchase its shares and may not have access to the money they invested for an indefinite period of time. Repurchases will be made at such times, and in such amounts, and on such terms as may be determined by the Master Fund’s Board of Trustees, in its sole discretion.

The shares are not, and are not expected to be, listed for trading on any securities exchange and, to the Master Fund’s knowledge, there is no, nor will there be, a secondary trading market for the shares. Shares are subject to substantial restrictions on transferability and resale, and may not be transferred or resold except as permitted under the Master Fund’s Agreement and Declaration of Trust, as may be amended or amended and restated from time to time. A shareholder should not expect to be able to sell its shares regardless of how the Master Fund performs.  Because a shareholder may be unable to sell its shares, the shareholder will be unable to reduce its exposure on any market downturn.

Note 4. Management Fees and Other Expenses

Management fees – The Investment Adviser receives a fee, accrued monthly and paid quarterly in arrears, of 0.225% (0.90% on an annualized basis) of the Master Fund’s month-end net asset value.

Expenses – The Investment Adviser has agreed to reimburse the Master Fund’s expenses (other than acquired fund fees and expenses, shareholder servicing fees, and extraordinary expenses and the investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed by the Master Fund) to the extent necessary in order to cap the Master Fund’s other expenses at 0.60%. For the period ended September 30, 2014, expenses reimbursed were as follows:

Expenses Reimbursed by Investment Adviser
$86,708

For a period of five years subsequent to the Master Fund’s commencement of operations, the Investment Adviser may recover from the Master Fund expenses reimbursed during the prior three years if the Master Fund’s other expenses, including the recovered expenses, fall below the expense cap.

Period Ended	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
March 31, 2014	$117,099	March 31, 2017	$ -
September 30, 2014	86,708	March 31, 2018	$ -

Distribution – Foreside Fund Services, LLC serves as the Master Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Investment Adviser or with Atlantic Fund Administration, LLC (“Atlantic”) or their affiliates.

Custodian – BNP Paribas Financial Services, LLC (the “Custodian”) serves as the Master Fund’s independent custodian of substantially all of its investments in underlying private investment companies.  The Master Fund is subject to credit risk to the extent any broker with which it conducts business is unable to fulfill contractual obligations on its behalf.  The Master Fund’s management monitors the financial condition of such brokers and does not anticipate any losses from the custodian.

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2014

Administrator – Atlantic provides fund accounting, fund administration, and transfer agency services to the Master Fund.

Trustees and Officers – The Master Fund pays each independent trustee an annual retainer fee of $18,000 for service to the Master Fund.  Each independent trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as a Trustee, including travel and related expenses incurred in attending Board meetings.  No officer of the Master Fund is compensated by the Master Fund.

Note 5.  Security Transactions

The cost of purchases and proceeds from sales of investments (including maturities), other than short-term investments during the period ended September 30, 2014, were $23,062,421 and $804,397 respectively.

Note 6.  Offering of Fund Shares; Repurchase Offers

Master Fund shares may be purchased by investors who meet certain eligibility requirements set forth in the Master Fund's current prospectus as of the first business day of each calendar month; however, Master Fund shares may be offered more or less frequently as determined by the Board in its sole discretion.  Master Fund shares are sold at the current net asset value per share.  Generally, the minimum initial investment in the Master Fund is $25,000 and the minimum additional investment is $10,000.  The Master Fund may accept investments for lesser amounts under certain circumstances, including where a shareholder has significant assets under the management of the Investment Adviser or an affiliate and other special circumstances that may arise. There are no initial or subsequent investment minimums for accounts maintained by financial institutions for the benefit of their clients who purchase shares through investment programs such as employee benefit plans. Certain selling broker-dealers and financial advisers may impose higher minimums.

The Master Fund may repurchase Master Fund shares from shareholders from time to time as determined by the Board in its sole discretion. A summary of the tender offers for the period ended September 30, 2014 is as follows:

Effective Date	Amount of Tender Offer	Dollar Amount of Shares Tendered
September 30, 2014	$8,070,072	$2,135,401

Note 7. Federal Income Tax

As of March 31, 2014, the components of distributable earnings on a tax basis were substantially the same as for financial statement purposes:

Undistributed ordinary income	$-
Unrealized appreciation	1,609,135

Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,330,515
Gross Unrealized Depreciation	(498,568)
Net Unrealized Appreciation	$2,831,947

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2014

Note 8. Change in Independent Registered Public Accounting Firm

The Board, with the approval and recommendation of the Audit Committee, selected Ernst & Young (“E&Y”) to replace Rothstein Kass (“RK”), as the Master Fund’s independent registered public accounting firm for the Master Fund’s fiscal year ending March 31, 2015. Throughout RK’s tenure, including the Master Fund’s most recent fiscal period, the Master Fund had no disagreements with RK on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, and there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchanges Act of 1934. With respect to the Master Funds, RK’s audit opinion, including the past fiscal period, has not contained either an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Master Fund and RK on accounting principles, financial statement disclosure or audit scope, which, if not resolved to the satisfaction of RK would have caused RK to make reference to the disagreement in RK’s report. Since the appointment of E&Y, neither the Master Fund nor anyone on its behalf has consulted E&Y on items concerning the application of accounting principles to a specified transaction (either completed or proposed) or the type of audit opinion that might be rendered on the Master Fund’s financial statements, or concerning the subject of a disagreement of the kind described in Item 304(a)(1)(iv) of Regulation S-K or reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

Note 9.  Subsequent Events

From October 1, 2014 through November 21, 2014, the Master Fund received an additional $2,444,500 in subscriptions.

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
ADDITIONAL INFORMATION
SEPTEMBER 30, 2014

Investment Advisory Agreement Approval

At the June 5, 2014 Board meeting, the Board, including the Independent Trustees, considered the approval of the investment advisory agreement pertaining to the Master Fund (the “Advisory Agreement”). In evaluating the Advisory Agreement for the Master Fund, the Board reviewed materials furnished by the Investment Adviser and Atlantic, including information regarding the Investment Adviser, its personnel, operations and financial condition. Specifically, the Board considered, among other matters: (1) the nature, extent and quality of the services to be provided to the Master Fund by the Investment Adviser, including information on the investment performance of the Master Fund; (2) the costs of the services to be provided and profitability to the Investment Adviser with respect to its relationship with the Master Fund; (3) the advisory fee and the total expense ratio of the Master Fund compared to relevant peer groups of funds; (4) the extent to which economies of scale would be realized as the Master Fund grows and whether the advisory fee would enable the Fund’s investors to share in the benefits of economies of scale; and (5) other benefits received by the Investment Adviser from its relationship with the Master Fund. In their deliberations, the Board did not identify any particular information that was all important or controlling and attributed different weights to the various factors. In particular, the Board focused on the factors discussed below.

Nature, Extent and Quality of Services

With respect to the nature, extent and quality of the services to be provided by the Investment Adviser under the Advisory Agreement, the Board considered and reviewed information concerning the services proposed to be provided under the Advisory Agreement, the proposed investment strategies and limitations of the Master Fund, information describing the Investment Adviser’s current organizations and the background and experience of the persons who would be responsible for the day-to-day management of the Master Fund, the nature and quality of services provided to other privately offered funds by the Investment Adviser.  The Board also considered the expertise of the Investment Adviser in supervising third party service providers to the Master Fund, such as the administrator and custodian.  The Board further considered the compliance program of the Investment Adviser which supports the Master Fund’s compliance program.  Based upon its review, the Board concluded that the Investment Adviser was qualified to oversee the services to be provided by other service providers and that the services to be provided by the Investment Adviser to the Master Fund were expected to be satisfactory.

In connection with the assessment of the ability of the Investment Adviser to perform its duties under the Advisory Agreement, the Board considered the Investment Adviser’s financial condition and whether it had the resources necessary to carry out its functions.  The Board concluded that the Investment Adviser had the financial resources necessary to perform its obligations under the Advisory Agreement.

Costs of Services and Profitability; Compensation

With respect to the costs of services to be provided and profits to be realized by the Investment Adviser, the Board considered the resources involved in managing the Master Fund as well as the fact that the Investment Adviser agreed to waive and/or reimburse the Master Fund’s other expenses (excluding “acquired fund fees and expenses” and “extraordinary expenses” and the following investment related expenses: foreign country tax expense and interest expense on amounts borrowed by the Master Fund) (“Other Expenses”) to the extent necessary in order to cap Other Expenses at 0.60% per year.  The Board also considered the asset levels at which the Investment Adviser expected to “break even” on managing the Master Fund.  Based on its review, the Board concluded that the expected profitability of the Master Fund to the Investment Adviser was not unreasonable.

The Independent Trustees reviewed the comparative fee information, including a peer group analysis prepared by the Investment Adviser.  The Board noted that the proposed advisory fee under the Advisory Agreement was lower than virtually all of the peer funds identified by the Investment Adviser, and that the Master Fund’s estimated total expense ratio was lower than most of the peer funds identified by the

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
ADDITIONAL INFORMATION
SEPTEMBER 30, 2014

Investment Adviser.  The Board also considered the fees charged by the Investment Adviser to other private funds with substantially similar investment strategies to those of the Master Fund, and noted that the advisory fee was the same or lower than the management fees charged to the Investment Adviser’s private funds and that the Master Fund’s expected overall expense ratio was expected to be the same or lower than that of the Investment Adviser’s other private funds.  Based on its review, the Board concluded that the advisory fee of 0.90% for the Master Fund was acceptable.

Performance

The Board considered the Investment Adviser’s performance in managing the Master Fund.  In addition, given that the Master Fund has operated for less than one year, the Board also considered the Investment Adviser’s management of the private fund with substantially similar investment strategies to those of the Master Fund that was reorganized into the Master Fund.  The Board concluded that the Investment Adviser’s performance in managing the Master Fund was satisfactory.

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the Master Fund grows and whether fee level reflects a reasonable sharing of such economies of scale for the benefit of the Master Fund’s investors.  Because the Master Fund was recently organized, the Board reviewed the advisory fee and expenses of the Master Fund and determined to review economies of scale in the future when the Master Fund had attracted additional assets.

Other Benefits

The Board also considered other benefits that may be realized by the Investment Adviser from its relationship with the Master Fund.  The Board did not identify any such other benefits.

Conclusions

In voting to approve the Advisory Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the  Advisory Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.

Proxy Voting Information

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to securities held in the Master Fund’s portfolio is available, without charge and upon request, by calling (855) 699-3103 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Master Fund’s proxy voting record for the most recent period ended June 30, 2014 will be available, without charge and upon request by calling (855) 699-3103 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND

25 DEFOREST AVENUE
SUMMIT, NEW JERSEY 07901
(908) 273-6321

INVESTMENT ADVISER

Pine Grove Asset Management LLC
25 DeForest Avenue
Summit, New Jersey 07901

TRANSFER AGENT

Atlantic Fund Services
P.O. Box 588
Portland, Maine 04112
www.atlanticfundservices.com

DISTRIBUTOR

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Master and Feeder Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Master and Feeder Funds' risks, objectives, fees and expenses experience of its management, and other information.

218-SAR1-0914

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. INVESTMENTS.

(a)	Included as part of the report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
April 1, 2014 to April 30, 2014	-	N/A	-	-
May 1, 2014 to May 31, 2014	-	N/A	-	-
June 1, 2014 to June 30, 2014	-	N/A	-	-
July 1, 2014 to July 31, 2014	-	N/A	-	-
August 1, 2014 to August 31, 2014	-	N/A	-	-
September 1, 2014 to September 30, 2014	2,050.47	1,041.42	2,050.47	-
Total	2,050.47	N/A	2,050.47	-

a.	The date each plan or program was announced – June 22, 2014, pursuant to a tender offer.
b.	The dollar amount (or share or unit amount) approved – $8,070,072.
c.	The expiration date (if any) of each plan or program – August 31, 2014 at 12:00am Eastern time
d. e.
Each plan or program expired during the period covered by the table.
Each plan or program the Registrant has determined to terminate prior to expiration, or under which the Registrant does not intend to make further purchases – None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Registrant does not accept nominees to the Board of Trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable.

(a)(2)  Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibits filed herewith).

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      Pine Grove Alternative Institutional Fund

By           /s/ Matthew Stadtmauer
Matthew Stadtmauer, Chief Executive Officer

Date           November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By           /s/ Matthew Stadtmauer
Matthew Stadtmauer, Chief Executive Officer

Date           November 25, 2014

By           /s/ Michael J. McKeen
Michael J. McKeen, Chief Financial Officer

Date           November 25, 2014